Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE INTERNATIONAL FUND	May 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	774
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,541
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	1,893
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	$ 1,604